T. ROWE PRICE Retirement 2015 Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 47.9%
T. Rowe Price Funds:
New Income Fund  567,670 333,284 82,325 98,829,958 782,733
Limited Duration Inflation
Focused Bond Fund  510,302 291,723 71,643 155,345,900 713,038
International Bond Fund (USD
Hedged)  205,172 93,047 35,227 32,358,679 271,813
Emerging Markets Bond Fund  150,167 69,730 46,322 20,603,920 185,847
U.S. Treasury Long-Term Index
Fund  146,311 81,273 25,565 24,475,421 183,321
Dynamic Global Bond Fund  143,393 74,226 30,041 23,547,668 182,259
High Yield Fund  134,341 63,299 27,334 29,829,468 174,801
Dynamic Credit Fund  – 68,916 1,016 7,646,531 67,672
Floating Rate Fund  61,783 23,190 21,611 7,058,159 65,570
Total Bond Mutual Funds (Cost $2,948,398) 2,627,054
EQUITY MUTUAL FUNDS 51.3%
T. Rowe Price Funds:
Growth Stock Fund  342,713 96,947 123,559 4,105,924 396,139
Value Fund  317,022 105,404 84,843 8,887,663 395,501
Hedged Equity Fund  – 252,564 3,461 24,694,368 281,022
U.S. Large-Cap Core Fund  106,783 112,392 10,202 6,630,239 258,646
Equity Index 500 Fund  206,830 39,385 19,687 1,884,966 253,132
Overseas Stock Fund  164,746 50,926 27,443 15,777,574 200,060
International Value Equity Fund  138,954 46,023 25,461 10,893,108 176,359
International Stock Fund  135,754 45,746 20,853 8,822,668 171,160
Real Assets Fund  87,191 85,358 10,852 12,396,381 168,591
Mid-Cap Growth Fund  73,302 30,374 9,896 971,630 103,741
Mid-Cap Value Fund  70,677 28,553 16,262 2,824,271 92,495
Emerging Markets Discovery
Stock Fund  61,538 25,073 19,717 5,430,609 71,304
Small-Cap Stock Fund  49,183 18,923 5,944 1,172,594 69,840
Emerging Markets Stock Fund  51,478 20,421 8,990 1,744,714 59,599
Small-Cap Value Fund  42,765 16,384 6,922 1,099,240 56,985
New Horizons Fund (2) 31,347 11,890 2,852 758,025 45,330
U.S. Equity Research Fund  74,393 4,165 65,645 349,921 17,597
Total Equity Mutual Funds (Cost $1,970,815) 2,817,501
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  609 118,486 118,541 5,398 537
Total Other Mutual Funds (Cost $536) 537

T. ROWE PRICE Retirement 2015 Fund

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
2/29/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.7%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 126,936 259,424 345,469 40,891,261 40,891
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills, 5.271%,
4/25/24 (4) 6,000,000 5,951
Total Short-Term Investments (Cost $46,843) 46,842
Total Investments in Securities 100.0%
(Cost $4,966,592) $ 5,491,934
Other Assets Less Liabilities (0.0)% (2,484)
Net Assets 100.0% $ 5,489,450
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At February 29, 2024, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2015 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 285 S&P 500 E - Mini Index contracts 3/24 (72,728) $ (2,656)
Net payments (receipts) of variation margin to date 2,332
Variation margin receivable (payable) on open futures contracts $ (324)

T. ROWE PRICE Retirement 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (10) $ (228) $ 1,201
Dynamic Global Bond Fund  (3,423) (5,319) —
Emerging Markets Bond Fund  (11,287) 12,272 6,949
Emerging Markets Discovery Stock Fund  (2,474) 4,410 2,038
Emerging Markets Stock Fund  1,744 (3,310) 1,116
Equity Index 500 Fund  42,571 26,604 2,309
Floating Rate Fund  (856) 2,208 3,731
Growth Stock Fund  22,051 80,038 982
Hedged Equity Fund  198 31,919 1,118
High Yield Fund  (2,761) 4,495 7,163
International Bond Fund (USD Hedged)  (4,220) 8,821 —
International Stock Fund  7,787 10,513 2,190
International Value Equity Fund  6,395 16,843 4,423
Limited Duration Inflation Focused Bond Fund  (4,066) (17,344) 21,680
Mid-Cap Growth Fund  9,401 9,961 538
Mid-Cap Value Fund  8,180 9,527 1,159
New Horizons Fund  2,459 4,945 —
New Income Fund  (8,650) (35,896) 19,110
Overseas Stock Fund  11,694 11,831 4,022
Real Assets Fund  176 6,894 2,889
Small-Cap Stock Fund  4,574 7,678 493
Small-Cap Value Fund  3,328 4,758 550
Transition Fund  (794) (17) 140
U.S. Equity Research Fund  3,769 4,684 277
U.S. Large-Cap Core Fund  559 49,673 1,612
U.S. Treasury Long-Term Index Fund  (7,523) (18,698) 3,941
Value Fund  13,930 57,918 5,440
U.S. Treasury Money Fund, 5.40% — — 3,549
Totals $ 92,752# $ 285,180 $ 98,620+

T. ROWE PRICE Retirement 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $23,977 of the net realized gain (loss).
+ Investment income comprised $98,620 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2015 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On February 16, 2024, the fund acquired substantially all of the assets of the T. Rowe Price Retirement I 2015 Fund in exchange for I Class shares of the fund, pursuant to the Agreement and Plan of Reorganization dated June 26, 2023. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities.
When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2015 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Mutual Funds $ 2,627,054 $ — $ — $ 2,627,054
Equity Mutual Funds 2,817,501 — — 2,817,501
Other Mutual Funds 537 — — 537
Short-Term Investments 40,891 5,951 — 46,842
Total $ 5,485,983 $ 5,951 $ — $ 5,491,934
Liabilities
Futures Contracts* $ 2,656 $ — $ — $ 2,656
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Retirement 2015 Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F156-054Q3 02/24